Significant Accounting Policies - Schedule of Concentration of Risk (Details) - Customer Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage		39.00%	14.00%	12.00%
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage		12.00%
Customer B [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage	[1]
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage	[1]	12.00%
Customer C [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage	[1]	14.00%	23.00%	19.00%
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage	[1]
Customer D [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage	[1]		19.00%
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage	[1]	13.00%

[1]	Less than 10%